PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	-	-	860	-	860
Disposals	-	-	-	-	-
Translation differences	(764)	(4,760)	(891)	(26,159)	(32,574)
Balance, March 31, 2023	$28,255	$176,292	$33,279	$1,275,038	$1,512,864

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	363	2,449	582	-	3,394
Translation differences	(733)	(4,503)	(803)	-	(6,039)
Balance, March 31, 2023	$27,218	$167,481	$29,947	-	$224,646

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At March 31, 2023	$1,037	$8,811	$3,332	$1,275,038	$1,288,218